CONDENSED FINANCIAL INFORMATION (PARENT COMPANY ONLY) (Tables)	6 Months Ended
Jun. 30, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Consolidated Balance Sheet

CONSOLIDATED BALANCE SHEET

	2015	2014
ASSETS
Cash and due from banks	$43,912	$6,649
Investment in Equity Bank	150,152	134,096
Other assets	1,678	774

Total assets	$195,742	$141,519

LIABILITIES AND STOCKHOLDERS’ EQUITY
Liabilities	$28,509	$23,790
Stockholders’ equity	167,233	117,729

Total liabilities and stockholders’ equity	$195,742	$141,519

Condensed Statement of Income

CONDENSED STATEMENT OF INCOME

	2015	2014	2013
Dividend from Equity Bank	$10,500	$7,700	$—
Other income	2	—	—

Total income	10,502	7,700	—
Expenses
Interest expense	1,284	929	642
Other expenses	1,336	744	310

Total expenses	2,620	1,673	952

Income (loss) before income tax and equity in undistributed income of subsidiaries	7,882	6,027	(952)
Income tax benefit	858	529	324

Income (loss) before equity in undistributed income (loss) of subsidiaries	8,740	6,556	(628)
Equity in undistributed income of Equity Bank	1,560	2,431	8,501

Net income	10,300	8,987	7,873
Dividends and discount accretion on preferred stock	(177)	(708)	(978)

Net income allocable to common stockholders	$10,123	$8,279	$6,895

Condensed Statement of Cash Flows

CONDENSED STATEMENT OF CASH FLOWS

	2015	2014	2013
Cash flows from operating activities
Net income	$10,300	$8,987	$7,873
Adjustments to reconcile net income to net cash from operating activities:
Stock based compensation	531	2,006	536
Equity in undistributed income of Equity Bank	(1,560)	(2,431)	(8,501)
Net amortization of purchase valuation adjustments	301	301	300
Net change in:
Other assets	(344)	(776)	(736)
Interest payable and other liabilities	397	(410)	(918)

Net cash from (to) operating activities	9,625	7,677	(1,446)
Cash flows (to) from investing activities
Purchase stock of First Independence, net of holding company cash acquired	(14,585)	—	—

Net cash (used in) investing activities	(14,585)	—	—
Cash flows (to) from financing activities
Borrowings on bank stock loan	5,014	15,540	—
Principal payments on bank stock loan	(1,554)	(388)	—
Proceeds from the issuance of common stock, net	38,945	—	—
Issuance of employee stock loan	(1,215)	—	—
Principal payments on employee stock loan	973	—	—
Redemption of Series A and Series B preferred stock	—	(15,540)	—
Purchase of treasury stock	—	(17,221)	(571)
Dividends paid on preferred stock	(164)	(804)	(970)
Excess tax benefits as a result of the distribution of common stock in termination of the restricted stock unit plan recognized as an increase in additional paid-in capital	224	—	—

Net cash provided by (used in) financing activities	42,223	(18,413)	(1,541)

Net change in cash and cash equivalents	37,263	(10,736)	(2,987)
Cash and cash equivalents, beginning of period	6,649	17,385	20,372

Ending cash and cash equivalents	$43,912	$6,649	$17,385